Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Property Plant and Equipment

Particulars	Land	Building	Computers	Furniture and Fixtures	Office Equipment	Motor Vehicles	Leasehold Improvements	Diesel Generator Sets	Capital Work- in-Progress	Total
Cost
Balance as at April 1, 2017	812	489	13,539	580	1,810	1,489	2,962	9	2,789	24,479
Additions	—	—	2,198	412	456	344	3,540	—	(2,753)	4,197
Disposals*	(845)	(509)	(341)	(123)	(367)	(441)	(113)	—	—	(2,739)
Effect of movements in foreign exchange rates	33	20	42	2	27	9	(17)	—	14	130
Balance as at March 31, 2018	—	—	15,438	871	1,926	1,401	6,372	9	50	26,067
Balance as at April 1, 2018	—	—	15,438	871	1,926	1,401	6,372	9	50	26,067
Acquisitions through business combination	—	—	32	6	10	1	—	—	—	49
Reclassification from assets held for sale (refer note 26)	845	509	—	—	—	—	—	—	—	1,354
Additions	—	—	2,036	110	149	335	782	—	41	3,453
Disposals	—	—	(644)	(18)	(29)	(155)	(169)	—	—	(1,015)
Effect of movements in foreign exchange rates	34	20	(948)	(52)	(112)	(85)	(402)	(1)	(2)	(1,548)
Balance as at March 31, 2019	879	529	15,914	917	1,944	1,497	6,583	8	89	28,360
Accumulated depreciation and impairment loss
Balance as at April 1, 2017	—	186	6,551	130	901	674	697	6	—	9,145
Depreciation for the year	—	10	2,773	184	361	302	727	—	—	4,357
Disposals*	—	(203)	(252)	(35)	(330)	(241)	(106)	—	—	(1,167)
Effect of movements in foreign exchange rates	—	7	54	(22)	(9)	6	6	—	—	42
Balance as at March 31, 2018	—	—	9,126	257	923	741	1,324	6	—	12,377
Balance as at April 1, 2018	—	—	9,126	257	923	741	1,324	6	—	12,377
Reclassification from assets held for sale (refer note 26)	—	203	—	—	—	—	—	—	—	203
Depreciation for the year	—	223	2,243	153	387	248	640	1	—	3,895
Disposals	—	—	(591)	(7)	(24)	(130)	(154)	—	—	(906)
Effect of movements in foreign exchange rates	—	13	(539)	(13)	(50)	(44)	(75)	—	—	(708)
Balance as at March 31, 2019	—	439	10,239	390	1,236	815	1,735	7	—	14,861
Carrying amounts
As at April 1, 2017	812	303	6,988	450	909	815	2,265	3	2,789	15,334
As at March 31, 2018	—	—	6,312	614	1,003	660	5,048	3	50	13,690
As at April 1, 2018	—	—	6,312	614	1,003	660	5,048	3	50	13,690
As at March 31, 2019	879	90	5,675	527	708	682	4,848	1	89	13,499

*	includes assets reclassified to assets held for sale with cost of USD 1,354 and accumulated depreciation of USD 203.